UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 10.69%
Accredited Mortgage Loan Trust
0.920%, 09/25/2035 (a)	$188,000	$158,726
Aegis Asset Backed Securities Trust
0.926%, 08/25/2035 (a)	330,000	286,588
American Airlines Trust
4.375%, 10/01/2022	449,581	459,674
American Express Credit Account Master Trust
0.804%, 12/15/2021 (a)	300,000	300,480
American Express Issuance Trust II
0.864%, 08/15/2019 (a)	110,000	110,431
AmeriCredit Automobile Receivables Trust
1.570%, 01/08/2019	40,000	40,031
2.290%, 11/08/2019	260,000	261,888
2.150%, 03/09/2020	190,000	190,715
2.180%, 06/08/2020	160,000	160,505
Ameriquest Mortgage Securities, Inc.
1.199%, 12/25/2033 (a)	160,202	156,552
1.129%, 04/25/2034 (a)	152,194	150,283
0.936%, 07/25/2035 (a)	120,000	108,864
0.946%, 09/25/2035 (a)	150,000	137,573
Argent Securities, Inc.
0.936%, 10/25/2035 (a)	420,000	344,712
ARL Second LLC
3.970%, 06/15/2044 (b)	350,000	326,602
BA Credit Card Trust
0.724%, 01/15/2020 (a)	295,000	295,567
Barclays Dryrock Issuance Trust
0.774%, 03/16/2020 (a)	275,000	275,116
Cabela's Credit Card Master Note Trust
1.900%, 10/15/2019 (b)	130,000	130,398
0.884%, 07/15/2022 (a)	203,000	201,291
CarFinance Capital Auto Trust
1.750%, 06/15/2021 (b)	83,966	83,516
Carrington Mortgage Loan Trust
1.421%, 05/25/2035 (a)	100,000	90,523
0.906%, 06/25/2035 (a)	295,625	287,008
0.926%, 10/25/2035 (a)	280,000	249,295
0.756%, 01/25/2036 (a)	380,000	324,709
0.596%, 05/25/2036 (a)	159,172	153,874
Centex Home Equity Loan Trust
0.926%, 10/25/2035 (a)	435,000	389,248
Chase Issuance Trust
0.804%, 04/15/2021 (a)	635,000	635,409
Chrysler Capital Auto Receivables Trust
2.640%, 07/15/2021 (b)	350,000	345,218
CIT Equipment Collateral
1.500%, 10/21/2019 (b)	385,000	384,056
Citi Held For Asset Issuance
1.850%, 12/15/2021 (b)	91,714	91,412
Citibank Credit Card Issuance Trust
0.643%, 08/24/2018 (a)	285,000	285,065
Citigroup Mortgage Loan Trust, Inc.
1.166%, 05/25/2035 (a)	325,000	292,874
1.189%, 05/25/2035 (a)(b)	68,606	68,471
0.726%, 11/25/2036 (a)	227,000	189,247
CLI Funding LLC
2.830%, 03/18/2028 (b)	136,667	129,601
3.220%, 06/18/2028 (b)	160,035	152,827
3.290%, 06/18/2029 (b)	183,890	175,698
3.380%, 10/18/2029 (b)	134,577	128,459
CPS Auto Receivables Trust
1.310%, 02/15/2019 (b)	102,762	102,622
CWABS, Inc.
0.946%, 10/25/2034 (a)	442,403	410,763
1.076%, 06/25/2035 (a)	150,000	138,186
DT Auto Owner Trust
2.460%, 01/15/2020 (b)	153,480	153,277
ECAF I Ltd.
3.473%, 06/15/2040 (b)	567,289	548,143
Element Rail Leasing II LLC
3.585%, 02/19/2045 (b)	440,000	420,553
Ellington Loan Acquisition Trust
1.546%, 05/25/2037 (a)(b)	256,016	246,368
EquiFirst Mortgage Loan Trust
1.559%, 09/25/2033 (a)	228,300	223,020
Exeter Automobile Receivables Trust
1.060%, 08/15/2018 (b)	2,790	2,788
Fieldstone Mortgage Investment Trust
1.571%, 03/25/2035 (a)	200,000	184,111
First Franklin Mortgage Loan Trust
1.181%, 12/25/2034 (a)	139,536	134,815
2.021%, 01/25/2035 (a)	95,000	94,246
Flagship Credit Auto Trust

1.940%, 01/15/2019 (b)	18,185	18,210
2.550%, 02/18/2020 (b)	65,000	64,528
1.980%, 10/15/2020 (b)	410,062	409,275
Ford Credit Auto Owner Trust
2.120%, 07/15/2026 (b)	210,000	211,698
Fremont Home Loan Trust
1.196%, 06/25/2035 (a)	330,000	284,908
Global SC Finance II SRL
2.980%, 04/17/2028 (b)	172,917	163,960
3.190%, 07/17/2029 (b)	204,167	192,293
GSAMP Trust
4.938%, 10/20/2032 (a)	221,825	219,473
0.886%, 11/25/2035 (a)	350,000	334,975
Home Equity Asset Trust
0.876%, 02/25/2036 (a)	114,000	106,472
Home Equity Mortgage Loan Asset-Backed Trust
0.936%, 08/25/2035 (a)	175,000	161,487
0.796%, 03/25/2036 (a)	115,000	100,990
Home Equity Mortgage Trust
2.046%, 02/25/2035 (a)	69,726	65,714
HSI Asset Securitization Corp. Trust
0.836%, 01/25/2036 (a)	390,000	327,867
JP Morgan Mortgage Acquisition Trust
0.596%, 05/25/2036 (a)	27,257	27,247
0.686%, 05/25/2036 (a)	360,000	335,045
0.719%, 11/25/2036 (a)	310,000	275,447
Long Beach Mortgage Loan Trust
1.316%, 02/25/2035 (a)	185,000	169,715
Morgan Stanley ABS Capital I, Inc. Trust
1.361%, 09/25/2034 (a)	385,819	357,383
1.421%, 07/25/2035 (a)	392,010	365,142
0.826%, 12/25/2035 (a)	170,000	141,944
Morgan Stanley Dean Witter Capital I, Inc. Trust
1.571%, 05/25/2032 (a)	149,326	142,166
Morgan Stanley Home Equity Loan Trust
1.061%, 09/25/2035 (a)	130,000	113,729
New Century Home Equity Loan Trust
0.846%, 10/25/2035 (a)	200,000	190,559
Newcastle Mortgage Securities Trust
0.726%, 03/25/2036 (a)	104,351	102,595
OneMain Financial Issuance Trust
2.430%, 06/18/2024 (b)	297,926	298,241
2.470%, 09/18/2024 (b)	175,000	175,424
2.570%, 07/18/2025 (b)	500,000	499,146
3.190%, 03/18/2026 (b)	255,000	256,986
4.100%, 03/20/2028 (b)	1,005,000	1,026,935
Prestige Auto Receivables Trust
1.910%, 04/15/2020 (b)	115,000	114,042
RAMP Trust
1.076%, 10/25/2034 (a)	232,064	210,994
1.006%, 03/25/2035 (a)	330,000	297,098
0.946%, 07/25/2035 (a)	380,000	354,521
0.796%, 08/25/2036 (a)	280,000	211,681
RASC Trust
1.096%, 07/25/2035 (a)	177,357	153,515
1.096%, 07/25/2035 (a)	325,000	301,894
0.906%, 01/25/2036 (a)	390,000	331,986
Santander Drive Auto Receivables Trust
1.810%, 04/15/2019	85,000	85,254
2.250%, 06/17/2019	315,000	316,269
2.330%, 11/15/2019	195,000	196,489
3.250%, 01/15/2020	375,000	379,256
2.360%, 04/15/2020	305,000	306,890
2.130%, 08/17/2020	285,000	286,198
Securitized Asset Backed Receivables LLC
0.836%, 10/25/2035 (a)	146,000	128,577
SoFi Professional Loan Program LLC
2.039%, 06/25/2025 (a)(b)	92,523	92,466
Soundview Home Loan Trust
1.121%, 06/25/2035 (a)	525,000	479,148
0.916%, 11/25/2035 (a)	405,000	343,325
0.746%, 02/25/2036 (a)	280,000	260,488
0.916%, 03/25/2036 (a)	495,000	433,150
0.616%, 03/25/2037 (a)	557,729	522,981
Springleaf Funding Trust
3.160%, 11/15/2024 (b)	335,000	335,412
Structured Asset Investment Loan Trust
1.239%, 07/25/2034 (a)	229,512	217,824
Structured Asset Securities Corp.
0.966%, 02/25/2035 (a)	440,000	392,699
1.106%, 02/25/2035 (a)	767,921	662,270
Structured Asset Securities Corp. Mortgage Loan Trust
0.876%, 05/25/2035 (a)	155,000	151,593
0.606%, 04/25/2036 (a)	128,143	121,994
Synchrony Credit Card Master Note Trust
1.610%, 11/15/2020	425,000	426,545
TAL Advantage V LLC
3.550%, 11/20/2038 (b)	228,750	220,511
3.510%, 02/20/2039 (b)	128,650	123,525

3.330%, 05/20/2039 (b)	148,165	142,311
Textainer Marine Containers III Ltd.
3.270%, 10/20/2039 (b)	117,833	112,310
Trinity Rail Leasing 2012 LLC
3.898%, 07/15/2043 (b)	110,333	105,856
UAL Pass Through Trust
6.636%, 07/02/2022	257,698	268,972
United Auto Credit Securitization Trust
2.250%, 06/17/2019 (b)	115,000	114,728
US Airways Pass Through Trust
4.625%, 06/03/2025	111,935	119,897
Westlake Automobile Receivables Trust
1.700%, 11/15/2019 (b)	140,231	140,044
TOTAL ASSET BACKED SECURITIES (Cost $27,646,116)		27,813,665

CORPORATE BONDS - 21.25%
Ambulatory Health Care Services - 0.08%
HealthSouth Corp.
5.750%, 09/15/2025	210,000	213,150
Beverage and Tobacco Product Manufacturing - 0.48%
Altria Group, Inc.
4.000%, 01/31/2024	63,000	69,147
9.950%, 11/10/2038	177,000	314,984
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	320,000	325,896
4.900%, 02/01/2046	435,000	486,783
Reynolds American, Inc.
7.250%, 06/15/2037	45,000	59,866
		1,256,676
Broadcasting (except Internet) - 0.33%
Sirius XM Radio, Inc.
5.375%, 04/15/2025 (b)	54,000	54,338
5.375%, 07/15/2026 (b)	160,000	159,600
Viacom, Inc.
3.875%, 04/01/2024	505,000	504,150
5.850%, 09/01/2043	145,000	138,410
		856,498
Building Material and Garden Equipment and Supplies Dealers - 0.18%
Home Depot, Inc.
2.625%, 06/01/2022	455,000	468,174
Capital Goods - 0.20%
General Electric Co.
5.000%, 12/29/2049 (a)	504,000	528,570
Chemical Manufacturing - 0.60%
AbbVie, Inc.
3.200%, 11/06/2022	45,000	45,859
4.450%, 05/14/2046	635,000	631,908
Dow Chemical Co.
4.625%, 10/01/2044	40,000	40,264
Eastman Chemical Co.
3.800%, 03/15/2025	485,000	499,269
Merck & Co., Inc.
2.350%, 02/10/2022	350,000	355,579
		1,572,879
Clothing and Clothing Accessories Stores - 0.09%
L Brands, Inc.
6.875%, 11/01/2035	100,000	106,000
Men's Wearhouse, Inc.
7.000%, 07/01/2022	162,000	138,105
		244,105
Computer and Electronic Product Manufacturing - 0.19%
Apple, Inc.
4.650%, 02/23/2046	455,000	500,732
Credit Intermediation and Related Activities - 7.88%
Ally Financial, Inc.
3.500%, 07/18/2016	80,000	80,300
3.250%, 09/29/2017	90,000	90,113
3.250%, 02/13/2018	390,000	390,000
American Express Co.
5.200%, 05/29/2049 (a)	190,000	180,737
4.900%, 12/29/2049 (a)	340,000	312,375
Bank of America Corp.
1.495%, 04/01/2019 (a)	320,000	319,475
3.300%, 01/11/2023	465,000	474,097
4.200%, 08/26/2024	115,000	117,851
4.000%, 01/22/2025	435,000	436,918
3.950%, 04/21/2025	135,000	135,015
3.500%, 04/19/2026	400,000	406,742
6.250%, 09/29/2049 (a)	175,000	179,375
6.100%, 12/29/2049 (a)	770,000	789,490
Capital One Bank USA NA
3.375%, 02/15/2023	610,000	612,678
Capital One Financial Co.
5.550%, 12/29/2049 (a)	460,000	461,380
Citigroup, Inc.
2.700%, 03/30/2021	775,000	782,154
4.050%, 07/30/2022	65,000	67,893
3.875%, 03/26/2025	375,000	375,615
4.600%, 03/09/2026	170,000	176,794

4.300%, 11/20/2026	205,000	208,057
8.125%, 07/15/2039	106,000	161,023
5.800%, 11/29/2049 (a)	325,000	315,331
5.950%, 12/31/2049 (a)	730,000	721,787
Discover Financial Services
3.750%, 03/04/2025	485,000	485,377
Education Realty Operating Partnership LP
4.600%, 12/01/2024	170,000	169,946
EMD Finance LLC
2.400%, 03/19/2020 (b)	1,150,000	1,157,343
Ford Motor Credit Co. LLC
1.724%, 12/06/2017	200,000	199,847
1.569%, 01/09/2018 (a)	300,000	300,595
3.157%, 08/04/2020	300,000	307,951
3.336%, 03/18/2021	545,000	558,871
General Motors Financial Co., Inc.
4.750%, 08/15/2017	35,000	36,158
3.500%, 07/10/2019	145,000	148,986
3.700%, 11/24/2020	895,000	921,233
HSBC Bank USA, N.A.
4.875%, 08/24/2020	480,000	517,103
JPMorgan Chase & Co.
2.700%, 05/18/2023	1,255,000	1,244,685
3.875%, 09/10/2024	265,000	271,889
6.000%, 12/29/2049 (a)	700,000	724,283
MetLife, Inc.
5.250%, 12/29/2049 (a)	370,000	370,925
Morgan Stanley
3.750%, 02/25/2023	380,000	396,436
4.350%, 09/08/2026	980,000	1,012,961
5.450%, 12/29/2049 (a)	450,000	436,361
5.550%, 12/29/2049 (a)	385,000	385,481
Regions Bank
2.250%, 09/14/2018	250,000	251,394
SunTrust Bank
3.300%, 05/15/2026	1,295,000	1,292,875
Wells Fargo & Co.
4.100%, 06/03/2026	505,000	533,497
5.900%, 12/29/2049 (a)	775,000	804,218
Wells Fargo Capital X
5.950%, 12/15/2036	165,000	172,013
		20,495,628
Data Processing, Hosting and Related Services - 0.25%
Hewlett Packard Enterprise Co.
4.900%, 10/15/2025 (b)	625,000	640,870
Educational Services - 0.03%
George Washinton University
3.485%, 09/15/2022	75,000	79,429
Food and Beverage Stores - 0.08%
SUPERVALU, Inc.
7.750%, 11/15/2022	250,000	218,438
Food Manufacturing - 0.29%
Kraft Heinz Foods Co.
3.500%, 07/15/2022 (b)	365,000	381,202
4.375%, 06/01/2046 (b)	365,000	370,820
		752,022
Funds, Trusts, and Other Financial Vehicles - 0.43%
Glencore Funding LLC
2.875%, 04/16/2020 (b)	265,000	243,382
4.000%, 04/16/2025 (b)	325,000	270,234
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	545,000	531,032
Sabra Health Care LP
5.375%, 06/01/2023	65,000	64,838
		1,109,486
General Merchandise Stores - 0.06%
Dollar General Corp.
4.150%, 11/01/2025	158,000	168,236
Health and Personal Care Stores - 0.09%
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	230,000	230,404
Hospitals - 0.10%
HCA, Inc.
4.750%, 05/01/2023	250,000	255,625
Insurance Carriers and Related Activities - 1.09%
American International Group, Inc.
3.300%, 03/01/2021	674,000	692,374
3.900%, 04/01/2026	646,000	656,379
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (b)	165,000	165,825
Prudential Financial, Inc.
5.200%, 03/15/2044 (a)	555,000	556,249
5.375%, 05/15/2045 (a)	310,000	318,525
Unum Group
3.000%, 05/15/2021	125,000	125,735
Voya Financial, Inc.
5.650%, 05/15/2053 (a)	335,000	314,917
		2,830,004
Miscellaneous Manufacturing - 0.05%

Boston Scientific Corp.
2.650%, 10/01/2018	125,000	127,332
Motor Vehicle and Parts Dealers - 0.07%
AutoNation, Inc.
4.500%, 10/01/2025	172,000	178,397
Nonstore Retailers - 0.06%
Suburban Propane Partners LP
5.750%, 03/01/2025	160,000	158,000
Oil and Gas Extraction - 0.94%
Apache Corp.
4.750%, 04/15/2043	205,000	198,556
Continental Resources, Inc.
5.000%, 09/15/2022	412,000	391,400
Devon Energy Corp.
5.000%, 06/15/2045	407,000	345,847
Enterprise Products Operating LLC
3.900%, 02/15/2024	400,000	414,287
4.850%, 03/15/2044	50,000	49,403
Noble Energy, Inc.
4.150%, 12/15/2021	560,000	573,502
6.000%, 03/01/2041	40,000	39,567
Phillips 66
4.650%, 11/15/2034	418,000	424,211
		2,436,773
Petroleum and Coal Products Manufacturing - 0.25%
Marathon Oil Corp.
3.850%, 06/01/2025	405,000	355,427
Marathon Petroleum Corp.
5.000%, 09/15/2054	250,000	199,057
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	89,508
		643,992
Pipeline Transportation - 0.58%
Crestwood Midstream Partners LP
6.250%, 04/01/2023 (b)	110,000	103,400
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	246,863
6.500%, 02/01/2042	200,000	193,881
Kinder Morgan Energy Partners LP
4.250%, 09/01/2024	365,000	355,116
6.500%, 09/01/2039	325,000	317,700
5.500%, 03/01/2044	190,000	172,490
Williams Partners LP
5.400%, 03/04/2044	145,000	118,834
		1,508,284
Plastics and Rubber Products Manufacturing - 0.17%
Newell Brands, Inc.
3.850%, 04/01/2023	437,000	455,701
Publishing Industries (except Internet) - 0.20%
S&P Global, Inc.
3.300%, 08/14/2020	131,000	135,574
4.000%, 06/15/2025	195,000	208,660
TEGNA, Inc.
5.500%, 09/15/2024 (b)	175,000	181,344
		525,578
Real Estate - 1.26%
American Tower Corp.
2.800%, 06/01/2020	670,000	677,441
Corporate Office Properties LP
3.700%, 06/15/2021	555,000	551,866
Crown Castle International Corp.
3.700%, 06/15/2026	115,000	116,092
Digital Realty Trust LP
3.950%, 07/01/2022	1,010,000	1,040,860
EPR Properties
5.750%, 08/15/2022	225,000	241,131
Ventas Realty LP
2.700%, 04/01/2020	430,000	432,833
3.125%, 06/15/2023	215,000	214,998
		3,275,221
Rental and Leasing Services - 0.04%
Air Lease Corp.
3.875%, 04/01/2021	110,000	114,066
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.18%
Diamond 1 Finance Corp.
5.450%, 06/15/2023 (b)	385,000	392,041
6.020%, 06/15/2026 (b)	550,000	557,007
Goldman Sachs Group, Inc.
1.324%, 05/22/2017 (a)	405,000	405,143
2.375%, 01/22/2018	290,000	293,283
2.600%, 04/23/2020	335,000	338,714
2.274%, 11/29/2023 (a)	275,000	276,051
5.150%, 05/22/2045	350,000	361,593
5.700%, 12/29/2049 (a)	440,000	438,900
		3,062,732
Support Activities for Mining - 0.10%
Targa Resources Partners LP
5.000%, 01/15/2018	105,000	107,625
6.750%, 03/15/2024 (b)	150,000	148,875

		256,500
Telecommunications - 2.33%
AT&T, Inc.
2.400%, 08/15/2016	500,000	501,548
3.900%, 03/11/2024	345,000	359,888
4.500%, 05/15/2035	185,000	185,843
5.350%, 09/01/2040	570,000	608,654
4.750%, 05/15/2046	1,235,000	1,231,455
Charter Communications Operating LLC
4.908%, 07/23/2025 (b)	925,000	991,191
6.484%, 10/23/2045 (b)	430,000	495,513
Qwest Corp.
6.750%, 12/01/2021	300,000	322,500
T-Mobile USA, Inc.
6.500%, 01/15/2026	220,000	233,475
Verizon Communications, Inc.
2.625%, 02/21/2020	466,000	477,992
4.672%, 03/15/2055	655,000	644,741
		6,052,800
Transportation Equipment Manufacturing - 0.38%
General Motors Co.
6.750%, 04/01/2046	290,000	340,959
Lockheed Martin Corp.
2.500%, 11/23/2020	430,000	438,392
Meritor, Inc.
6.250%, 02/15/2024	235,000	206,213
		985,564
Utilities - 1.19%
Calpine Corp.
5.250%, 06/01/2026 (b)	230,000	230,287
Dominion Resources, Inc.
5.750%, 10/01/2054 (a)	375,000	368,437
Dynergy, Inc.
6.750%, 11/01/2019	35,000	35,263
7.375%, 11/01/2022	30,000	29,100
7.625%, 11/01/2024	55,000	53,075
Exelon Corp.
2.450%, 04/15/2021	59,600	59,747
4.450%, 04/15/2046	270,000	273,850
Kinder Morgan, Inc.
4.300%, 06/01/2025	335,000	328,754
5.550%, 06/01/2045	470,000	434,389
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025	175,000	175,656
Southern Co.
2.950%, 07/01/2023	905,000	918,398
4.400%, 07/01/2046	195,000	199,283
		3,106,239
TOTAL CORPORATE BONDS (Cost $54,594,562)		55,308,105

FOREIGN CORPORATE BONDS - 5.15%
ABN AMRO Bank NV
1.046%, 06/06/2016 (a)(b)	305,000	305,012
Actavis Funding SCS
3.450%, 03/15/2022	611,000	621,507
3.800%, 03/15/2025	375,000	381,006
Aircastle Ltd.
6.750%, 04/15/2017	105,000	108,642
Bank of Montreal
1.950%, 01/30/2017 (b)	250,000	251,459
Bank of Nova Scotia
2.150%, 08/03/2016 (b)	280,000	280,664
Barclays Bank PLC
10.180%, 06/12/2021 (b)	710,000	902,064
Barclays PLC
3.650%, 03/16/2025	200,000	194,361
5.200%, 05/12/2026	200,000	204,576
Barrick Gold Corp.
4.100%, 05/01/2023	64,000	64,891
BBVA Banco Continental SA
3.250%, 04/08/2018 (b)	120,000	122,926
BHP Billiton Finance USA Ltd.
6.250%, 10/19/2075 (a)(b)	200,000	208,100
Cooperatieve Rabobank UA
3.950%, 11/09/2022	250,000	258,200
Credit Suisse AG
1.700%, 04/27/2018	600,000	600,812
Credit Suisse Group Funding Guernsey Ltd.
3.450%, 04/16/2021 (b)	470,000	474,353
Ecopetrol SA
5.375%, 06/26/2026	174,000	162,603
5.875%, 05/28/2045	120,000	97,332
Electricite de France SA
5.625%, 12/29/2049 (a)	420,000	397,950
Ensco PLC
4.500%, 10/01/2024	149,000	93,311
5.200%, 03/15/2025	110,000	73,233
5.750%, 10/01/2044	420,000	245,175
Fermaca Enterprises S de RL de CV

6.375%, 03/30/2038 (b)	193,382	189,128
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	197,000
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (b)	250,000	243,014
HSBC Holdings PLC
4.000%, 03/30/2022	220,000	231,510
4.250%, 08/18/2025	200,000	200,676
5.625%, 12/29/2049 (a)	230,000	222,813
ING Groep NV
6.500%, 12/31/2049 (a)	255,000	239,541
Inmarsat Finance PLC
4.875%, 05/15/2022 (b)	110,000	97,625
Lloyds Bank PLC
2.350%, 09/05/2019	410,000	415,043
LYB International Finance BV
4.875%, 03/15/2044	170,000	167,104
Mylan NV
3.150%, 06/15/2021	495,000	494,426
3.950%, 06/15/2026	510,000	506,078
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (b)	200,000	202,063
Petroleos Mexicanos
4.500%, 01/23/2026	75,000	70,567
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	370,000	378,038
Seagate HDD Cayman
4.750%, 06/01/2023	400,000	334,530
4.875%, 06/01/2027 (b)	245,000	172,878
Signet UK Finance PLC
4.700%, 06/15/2024	95,000	92,281
Societe Generale SA
5.625%, 11/24/2045 (b)	295,000	302,507
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019 (b)	495,000	491,512
Standard Chartered PLC
1.700%, 04/17/2018 (b)	485,000	479,605
Suncor Energy, Inc.
6.500%, 06/15/2038	135,000	160,934
Telecom Italia SpA
5.303%, 05/30/2024 (b)	200,000	202,126
Tesco PLC
6.150%, 11/15/2037 (b)	100,000	93,780
TransCanada Trust
5.625%, 05/20/2075 (a)	455,000	409,218
Tyco International Finance SA
3.900%, 02/14/2026	215,000	227,926
UBS AG - London
2.250%, 03/30/2017 (b)	260,000	262,238
UBS AG - Stamford
1.375%, 06/01/2017	265,000	265,011
TOTAL FOREIGN CORPORATE BONDS (Cost $13,907,632)		13,397,349

FOREIGN GOVERNMENT AGENCY ISSUES - 0.20%
FMS Wertmanagement AoeR
1.625%, 11/20/2018	315,000	318,563
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000	71,202
Province of New Brunswick, Canada
2.750%, 06/15/2018	140,000	144,114
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $525,859)		533,879

FOREIGN GOVERNMENT NOTES/BONDS - 0.15%
Mexico Bonos
8.000%, 06/11/2020	6,715,000	397,985
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $555,723)		397,985

MORTGAGE BACKED SECURITIES - 17.60%
BAMLL Commercial Mortgage Securities Trust
1.234%, 06/15/2028 (a)(b)	145,000	143,015
Banc of America Commercial Mortgage Trust
5.356%, 10/10/2045	150,000	150,679
Bear Stearns Commerical Mortgage Securities Trust
5.331%, 02/11/2044	57,145	58,143
Citigroup Commercial Mortgage Trust
1.835%, 06/16/2033 (a)(b)	150,000	149,853
1.086%, 10/11/2047 (a)(c)	1,584,265	104,170
1.440%, 02/12/2048 (a)(c)	1,203,641	107,368
COMM Mortgage Trust
1.286%, 02/13/2032 (a)(b)	140,000	138,890
1.585%, 06/15/2034 (a)(b)	116,969	115,277
0.355%, 01/10/2046 (a)(b)(c)	2,000,000	48,281
0.632%, 03/10/2046 (a)(b)(c)	1,500,000	51,879
1.166%, 10/10/2046 (a)(c)	1,181,893	70,302
1.238%, 04/10/2047 (a)(c)	1,760,524	108,074
1.382%, 04/10/2047 (a)(c)	2,027,859	132,019
1.181%, 05/10/2047 (a)(c)	1,473,848	87,955
1.338%, 06/10/2047 (a)(c)	1,156,259	78,794
1.065%, 12/10/2047 (a)(c)	1,953,530	118,448

3.708%, 07/10/2048	100,000	107,466
Commercial Mortgage Loan Trust
6.094%, 12/10/2049 (a)	107,328	111,397
Commercial Mortgage Trust
5.444%, 03/10/2039	189,220	191,776
5.736%, 12/10/2049	95,409	99,158
Credit Suisse Commercial Mortgage Trust
5.542%, 01/15/2049 (a)	160,000	162,164
CSAIL Commercial Mortgage Trust
0.894%, 06/15/2057 (a)(c)	1,730,650	94,060
Fannie Mae Pool
624275, 5.000%, 01/01/2017	12,597	12,933
897512, 5.000%, 12/01/2021	47,806	49,162
254832, 5.500%, 08/01/2023	106,720	119,593
254908, 5.000%, 09/01/2023	105,000	116,411
255320, 5.000%, 07/01/2024	17,190	19,058
3.000%, 06/15/2027	410,000	427,393
257075, 5.500%, 02/01/2028	12,318	13,910
257204, 5.500%, 05/01/2028	79,882	89,523
2.500%, 06/15/2028	80,000	82,044
MA0023, 5.000%, 04/01/2029	26,411	29,281
MA0096, 4.500%, 06/01/2029	16,245	17,680
AS3118, 3.000%, 08/01/2029	90,698	94,625
MA2124, 3.000%, 12/01/2029	80,087	83,535
AS4466, 3.000%, 02/01/2030	85,848	89,765
AX9538, 3.000%, 02/01/2030	112,154	117,217
AX9550, 3.000%, 02/01/2030	63,109	65,826
AE0205, 5.000%, 03/01/2030	29,000	32,151
AS4855, 2.500%, 04/01/2030	66,422	68,204
AS4877, 3.000%, 04/01/2030	109,702	114,425
AY0990, 2.500%, 05/01/2030	89,939	92,350
AY4218, 3.000%, 05/01/2030	113,237	118,113
AS5240, 3.000%, 06/01/2030	90,426	94,320
AZ6345, 2.500%, 07/01/2030	32,195	33,058
AZ0881, 2.500%, 07/01/2030	82,697	84,914
AZ0886, 3.000%, 07/01/2030	68,334	71,276
AS6096, 3.000%, 10/01/2030	23,426	24,435
AL7801, 2.500%, 11/01/2030	142,565	146,518
890710, 3.000%, 02/01/2031	58,100	60,601
720679, 5.000%, 06/01/2033	22,622	25,231
725027, 5.000%, 11/01/2033	16,765	18,694
888283, 5.000%, 08/01/2034	78,937	87,987
725946, 5.500%, 11/01/2034	172,211	194,904
735484, 5.000%, 05/01/2035	23,959	26,659
830722, 5.000%, 07/01/2035	73,164	81,740
836427, 5.000%, 10/01/2035	33,954	37,706
735925, 5.000%, 10/01/2035	72,900	81,054
885399, 5.500%, 06/01/2036	51,359	57,741
900527, 6.000%, 09/01/2036	5,558	6,352
915320, 6.000%, 03/01/2037	30,834	35,201
256711, 5.500%, 05/01/2037	39,833	44,823
940765, 5.500%, 06/01/2037	72,794	81,703
5.500%, 06/01/2037	115,000	129,000
942051, 5.500%, 07/01/2037	91,478	102,512
952572, 5.500%, 09/01/2037	4,057	4,567
953926, 5.500%, 12/01/2037	22,432	25,254
967254, 5.500%, 12/01/2037	5,090	5,704
968975, 5.500%, 01/01/2038	60,734	68,078
889757, 5.000%, 02/01/2038	35,810	39,807
962343, 5.000%, 03/01/2038	34,000	37,695
929301, 5.000%, 04/01/2038	33,940	37,628
257161, 5.500%, 04/01/2038	77,237	86,892
982126, 5.000%, 05/01/2038	74,079	82,130
889579, 6.000%, 05/01/2038	48,361	55,229
995681, 6.000%, 05/01/2038	9,120	10,400
889533, 5.500%, 06/01/2038	62,683	70,430
AB0131, 5.000%, 12/01/2038	23,979	26,767
934231, 5.000%, 01/01/2039	56,454	62,589
995245, 5.000%, 01/01/2039	71,775	79,576
995906, 5.000%, 03/01/2039	27,215	30,173
995838, 5.500%, 05/01/2039	188,586	211,937
AL0070, 5.000%, 07/01/2039	43,829	48,592
932586, 4.500%, 03/01/2040	62,740	68,488
AD1656, 4.500%, 03/01/2040	89,775	97,982
190404, 4.500%, 05/01/2040	152,882	166,859
4.000%, 06/15/2040	1,350,000	1,441,599
AD7406, 5.000%, 07/01/2040	21,431	23,912
AB1389, 4.500%, 08/01/2040	135,391	147,795
AB1335, 4.500%, 08/01/2040	12,330	13,457
AD8529, 4.500%, 08/01/2040	154,790	168,949
AD9151, 5.000%, 08/01/2040	44,989	50,461
MA0510, 4.500%, 09/01/2040	1,534	1,675
AE8714, 3.500%, 11/01/2040	56,932	59,628
890310, 4.500%, 12/01/2040	31,105	33,946
AL0791, 4.000%, 02/01/2041	108,976	117,800
AE0954, 4.500%, 02/01/2041	108,965	118,947
AH7196, 4.500%, 03/01/2041	1,029,807	1,124,209
AL0245, 4.000%, 04/01/2041	21,853	23,620
AL0065, 4.500%, 04/01/2041	49,364	53,881

AB2817, 5.000%, 04/01/2041	22,704	25,257
AL0214, 5.000%, 04/01/2041	31,680	35,203
AI4891, 4.500%, 06/01/2041	572,445	624,773
AH7395, 4.500%, 06/01/2041	29,690	32,413
AB3194, 4.500%, 06/01/2041	47,098	51,415
3.500%, 06/15/2041	585,000	612,326
4.500%, 06/15/2041	115,000	125,248
AH1662, 4.500%, 07/01/2041	88,727	96,858
AI8193, 4.500%, 08/01/2041	118,358	129,169
890603, 5.000%, 08/01/2041	192,420	213,332
AJ3310, 5.000%, 08/01/2041	131,421	145,728
AL0675, 5.500%, 09/01/2041	48,883	54,948
AJ1959, 4.500%, 10/01/2041	982,348	1,073,359
AL1547, 4.500%, 11/01/2041	26,108	28,493
AJ9278, 3.500%, 12/01/2041	24,654	25,854
AJ6346, 3.500%, 12/01/2041	66,742	69,997
AX5302, 4.000%, 01/01/2042	54,764	58,628
AK2415, 4.000%, 02/01/2042	99,817	106,927
AK5699, 3.500%, 03/01/2042	34,977	36,683
AK6744, 4.000%, 03/01/2042	161,621	173,150
AK6743, 4.000%, 03/01/2042	132,120	141,576
AK9393, 3.500%, 04/01/2042	49,668	52,089
AK6568, 3.500%, 04/01/2042	110,749	116,151
AK6846, 3.500%, 04/01/2042	95,233	99,879
AL4029, 4.500%, 04/01/2042	144,645	157,821
AL1886, 3.207%, 06/01/2042 (a)	79,530	83,015
AO9553, 4.000%, 07/01/2042	614,220	658,790
AR1977, 3.000%, 01/01/2043	78,421	80,520
AB7733, 3.000%, 01/01/2043	47,008	48,267
AL3714, 3.500%, 01/01/2043	70,915	74,374
AL2897, 3.500%, 01/01/2043	91,409	95,868
AQ9330, 3.500%, 01/01/2043	98,794	103,605
AB7965, 3.500%, 02/01/2043	51,272	53,771
AB8897, 3.000%, 04/01/2043	494,686	507,907
AB8931, 3.000%, 04/01/2043	58,261	59,818
AT1001, 3.500%, 04/01/2043	40,262	42,482
AT2021, 3.500%, 04/01/2043	54,406	57,195
AB9046, 3.500%, 04/01/2043	129,200	136,184
AB9341, 3.000%, 05/01/2043	82,932	85,322
AT5993, 3.000%, 05/01/2043	60,198	61,803
AB9260, 3.500%, 05/01/2043	164,259	172,188
AR7218, 3.000%, 06/01/2043	274,789	282,703
AT5895, 3.000%, 06/01/2043	20,200	20,738
AS0044, 3.000%, 07/01/2043	74,546	76,529
AU1632, 3.000%, 07/01/2043	32,824	33,699
AU1628, 3.000%, 07/01/2043	4,090	4,199
AS0016, 3.000%, 07/01/2043	24,810	25,471
AS0331, 3.000%, 08/01/2043	33,591	34,486
AU3735, 3.000%, 08/01/2043	125,408	128,747
AS0205, 3.000%, 08/01/2043	293,546	301,362
AS0203, 3.000%, 08/01/2043	195,996	201,629
AU0949, 3.500%, 08/01/2043	90,609	95,942
AS0212, 3.500%, 08/01/2043	109,414	115,058
AU3751, 4.000%, 08/01/2043	296,010	318,354
AU4289, 4.000%, 09/01/2043	124,828	134,218
AS0531, 4.000%, 09/01/2043	146,315	157,901
AU6857, 4.000%, 09/01/2043	136,558	147,604
AU5661, 4.500%, 09/01/2043	131,109	142,802
AU4658, 4.500%, 09/01/2043	50,336	54,976
AU4298, 4.500%, 09/01/2043	39,396	42,919
AS0575, 5.000%, 09/01/2043	27,516	30,511
MA1600, 3.500%, 10/01/2043	75,521	79,173
AL4288, 4.500%, 10/01/2043	240,307	261,868
AS1042, 4.000%, 11/01/2043	136,510	146,806
AV0284, 4.500%, 11/01/2043	61,497	67,424
AV1169, 5.000%, 11/01/2043	20,399	22,616
AV0663, 4.500%, 12/01/2043	110,916	121,019
AL4450, 4.500%, 12/01/2043	68,795	74,967
AS1333, 4.500%, 12/01/2043	84,729	92,533
AS1559, 4.000%, 01/01/2044	76,299	82,041
AV0944, 4.500%, 01/01/2044	68,953	75,319
AV7239, 4.500%, 01/01/2044	35,505	38,648
AL5229, 5.000%, 01/01/2044	132,427	147,452
AS1774, 4.000%, 02/01/2044	162,890	173,927
AL5110, 4.500%, 03/01/2044	61,039	66,495
AS2117, 4.000%, 04/01/2044	73,762	78,760
AS2276, 4.500%, 04/01/2044	138,155	150,957
MA1888, 4.000%, 05/01/2044	64,966	69,368
AS2516, 4.500%, 05/01/2044	90,000	98,025
AL5780, 4.500%, 05/01/2044	23,471	25,602
AW3733, 4.500%, 05/01/2044	64,204	70,051
MA1926, 4.500%, 06/01/2044	74,839	81,735
AS2751, 4.500%, 06/01/2044	111,971	121,901
AV2818, 4.500%, 07/01/2044	42,009	45,900
AL5570, 4.500%, 07/01/2044	168,875	183,879
AW5110, 4.500%, 08/01/2044	40,001	43,622
AL6223, 4.500%, 08/01/2044	67,366	73,535
AL5674, 4.500%, 08/01/2044	57,132	62,205
AX0147, 4.500%, 09/01/2044	49,779	54,204

AX2491, 4.000%, 10/01/2044	64,829	69,364
AX2501, 4.000%, 10/01/2044	76,470	81,663
AS3467, 4.000%, 10/01/2044	95,011	101,449
AS3634, 4.000%, 10/01/2044	108,454	115,802
AS3657, 4.500%, 10/01/2044	93,225	101,842
AS3907, 4.000%, 11/01/2044	186,255	198,899
AV2420, 4.500%, 11/01/2044	237,181	258,411
AS3881, 4.500%, 11/01/2044	34,861	37,951
AX7350, 4.500%, 11/01/2044	21,417	23,319
AX4902, 3.500%, 12/01/2044	289,033	303,900
AS4304, 3.500%, 01/01/2045	64,652	67,713
AL6432, 4.000%, 01/01/2045	131,179	140,174
MA2145, 4.000%, 01/01/2045	123,262	131,696
AY0025, 4.000%, 02/01/2045	234,490	250,458
AS4515, 4.000%, 02/01/2045	180,304	192,520
AS4630, 4.000%, 03/01/2045	142,659	152,404
AS4804, 3.500%, 04/01/2045	64,987	68,124
AY4205, 3.000%, 05/01/2045	72,081	73,919
AS5175, 3.500%, 06/01/2045	118,832	124,926
AZ0814, 3.500%, 07/01/2045	118,930	124,919
AZ0869, 4.000%, 07/01/2045	164,962	176,529
AS5476, 4.000%, 07/01/2045	183,509	196,094
AZ8009, 3.500%, 09/01/2045	71,224	74,596
MA2414, 3.500%, 10/01/2045	126,783	132,787
MA2415, 4.000%, 10/01/2045	117,402	125,454
MA2471, 3.500%, 12/01/2045	169,230	177,243
MA2484, 4.000%, 12/01/2045	169,648	181,305
AS6464, 3.500%, 01/01/2046	84,136	88,455
Fannie Mae-Aces
0.682%, 05/25/2018 (a)	109,719	109,742
0.504%, 09/25/2022 (a)(c)	3,210,419	79,079
0.425%, 06/25/2024 (a)(c)	3,187,793	86,523
FHLMC Multifamily Structured Pass Through Certificates
0.817%, 04/25/2020 (a)	172,839	172,894
1.192%, 03/25/2024 (a)(c)	1,798,203	130,220
FHLMC Structured Pass Through Securities
0.839%, 11/25/2028 (a)	3,085	3,075
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	1,703	1,814
D9-7472, 5.500%, 12/01/2027	8,106	9,024
G1-4953, 3.500%, 01/01/2029	85,926	90,718
G0-1772, 5.000%, 02/01/2035	5,242	5,833
G0-1883, 5.000%, 08/01/2035	4,367	4,852
A6-8761, 5.500%, 09/01/2037	2,667	2,969
G0-3535, 5.500%, 10/01/2037	1,982	2,220
G0-3812, 5.500%, 02/01/2038	2,819	3,172
G0-4471, 5.500%, 07/01/2038	6,707	7,520
G0-4449, 5.500%, 07/01/2038	14,298	15,994
A8-1743, 5.500%, 09/01/2038	20,406	22,915
A8-2657, 5.500%, 10/01/2038	12,683	14,117
A8-2134, 6.000%, 10/01/2038	5,615	6,399
G0-5205, 5.000%, 01/01/2039	35,090	38,675
A8-6315, 4.500%, 05/01/2039	76,357	83,371
A8-6521, 4.500%, 05/01/2039	135,329	147,722
4.000%, 06/15/2041	1,085,000	1,157,051
A9-3617, 4.500%, 08/01/2040	23,935	26,172
C0-3531, 4.000%, 10/01/2040	50,411	53,920
A9-6592, 4.000%, 02/01/2041	211,504	226,221
Q0-0285, 4.500%, 04/01/2041	18,550	20,286
A9-7942, 4.500%, 04/01/2041	83,916	91,765
Q0-0876, 4.500%, 05/01/2041	133,287	145,760
Q0-0950, 5.000%, 05/01/2041	26,639	29,354
Q0-2173, 4.500%, 07/01/2041	77,281	84,515
Q0-3580, 4.500%, 09/01/2041	86,095	94,141
Q0-3705, 4.000%, 10/01/2041	30,004	32,004
Q0-4674, 4.000%, 12/01/2041	315,487	337,297
Q0-9004, 3.500%, 06/01/2042	53,450	56,032
3.500%, 06/15/2042	650,000	679,809
C0-9004, 3.500%, 07/01/2042	57,175	59,927
Q0-9896, 3.500%, 08/01/2042	74,556	78,128
Q1-1348, 3.500%, 09/01/2042	93,831	98,319
Q1-4869, 3.000%, 01/01/2043	135,413	139,447
Q1-8305, 3.500%, 05/01/2043	57,197	59,903
Q1-9475, 3.500%, 06/01/2043	125,869	131,855
Q2-0857, 3.500%, 08/01/2043	58,606	62,040
Q2-0780, 3.500%, 08/01/2043	78,402	82,836
G0-8541, 3.500%, 08/01/2043	112,469	117,739
G0-7459, 3.500%, 08/01/2043	56,383	59,041
V8-0509, 4.000%, 10/01/2043	75,823	81,224
G6-0174, 4.000%, 10/01/2043	169,662	181,324
G0-7508, 4.500%, 10/01/2043	53,702	58,573
G0-8558, 4.000%, 11/01/2043	109,032	116,355
G0-8559, 4.500%, 11/01/2043	14,408	15,706
Q2-3375, 4.500%, 11/01/2043	21,659	23,596
Q2-3388, 4.500%, 12/01/2043	137,177	149,296
Q2-4619, 4.500%, 02/01/2044	38,476	41,919
Q2-5331, 4.500%, 03/01/2044	49,507	53,924
G0-8578, 4.500%, 03/01/2044	41,829	45,524
Q2-6367, 4.000%, 05/01/2044	20,197	21,700

Q2-5885, 4.500%, 05/01/2044	51,333	55,869
Q2-5977, 4.500%, 05/01/2044	27,929	30,408
Q2-6904, 4.000%, 06/01/2044	130,942	139,856
Q2-6923, 4.000%, 06/01/2044	140,924	150,240
Q2-6513, 4.500%, 06/01/2044	80,104	88,074
G0-8596, 4.500%, 07/01/2044	85,602	93,200
Q2-7903, 4.000%, 08/01/2044	217,723	232,586
G0-8601, 4.000%, 08/01/2044	52,675	56,186
G0-8609, 3.500%, 10/01/2044	97,380	101,919
Q2-9916, 4.000%, 11/01/2044	155,335	165,873
C0-9070, 4.000%, 12/01/2044	73,030	77,885
Q3-0076, 4.500%, 12/01/2044	19,968	21,732
G0-8627, 3.500%, 02/01/2045	94,729	99,144
G6-0034, 4.500%, 02/01/2045	70,000	76,459
G0-7961, 3.500%, 03/01/2045	88,570	93,053
G0-8633, 4.000%, 03/01/2045	232,645	248,358
G0-8636, 3.500%, 04/01/2045	144,795	151,544
G0-8637, 4.000%, 04/01/2045	147,755	157,747
Q3-5225, 3.500%, 08/01/2045	70,672	73,966
V8-1873, 4.000%, 08/01/2045	111,056	118,590
G0-8672, 4.000%, 10/01/2045	92,719	99,018
G0-8676, 3.500%, 11/01/2045	168,618	176,477
Q3-7023, 4.000%, 11/01/2045	145,574	155,464
G0-8681, 3.500%, 12/01/2045	121,621	127,290
Q3-8470, 4.000%, 01/01/2046	88,580	94,677
Q3-8473, 4.000%, 01/01/2046	145,582	155,469
G0-8694, 4.000%, 02/01/2046	98,518	105,209
Q3-9434, 3.500%, 03/01/2046	24,871	26,030
G0-8693, 3.500%, 03/01/2046	29,570	30,948
Freddie Mac Non Gold Pool
1H-2617, 2.542%, 05/01/2036 (a)	62,216	65,864
1J-1346, 2.513%, 11/01/2036 (a)	40,610	42,719
1G-1509, 2.547%, 02/01/2037 (a)	52,342	54,978
Freddie Mac REMICS
3.000%, 01/15/2033 (c)	241,783	32,760
3.000%, 10/15/2042	94,227	97,680
FREMF Mortgage Trust
3.547%, 02/25/2022 (a)(b)	580,000	547,139
4.766%, 04/25/2044 (a)(b)	35,000	36,219
4.028%, 11/25/2044 (a)(b)	190,000	195,372
3.439%, 12/25/2045 (a)(b)	91,610	90,772
Ginnie Mae II Pool
003515M, 5.500%, 02/20/2034	28,030	31,486
MA0699M, 3.500%, 01/20/2043	105,152	111,340
MA0783M, 3.500%, 02/20/2043	145,415	153,973
MA1376M, 4.000%, 10/20/2043	191,779	204,824
MA1861M, 2.000%, 04/20/2044 (a)	1,065,906	1,088,770
3.500%, 06/15/2045	975,000	1,029,234
MA2893M, 4.000%, 06/20/2045	95,241	101,682
MA2961M, 3.500%, 07/20/2045	132,214	139,773
MA3035M, 4.000%, 08/20/2045	61,751	65,928
MA3105M, 3.500%, 09/20/2045	89,313	94,429
MA3106M, 4.000%, 09/20/2045	276,337	295,029
MA3174M, 4.000%, 10/20/2045	418,487	446,796
MA3245M, 4.000%, 11/20/2045	325,165	347,183
MA3311M, 4.000%, 12/20/2045	118,749	126,824
MA3377M, 4.000%, 01/20/2046	120,054	128,235
MA3521M, 3.500%, 03/20/2046	74,394	78,687
Government National Mortgage Association
0.941%, 10/16/2044 (a)(c)	781,583	31,575
1.115%, 02/16/2048 (a)(c)	888,549	49,891
0.660%, 06/16/2052 (a)(c)	1,701,461	75,947
0.591%, 08/16/2052 (a)(c)	543,967	18,569
0.685%, 01/16/2053 (a)(c)	2,023,150	99,023
0.567%, 12/16/2053 (a)(c)	1,552,386	70,169
0.739%, 01/16/2054 (a)(c)	928,972	52,349
2.602%, 04/16/2054 (a)	114,836	119,211
0.670%, 05/16/2054 (a)(c)	842,474	40,499
0.972%, 06/16/2054 (a)(c)	213,985	10,834
0.840%, 07/16/2054 (a)(c)	1,106,434	67,829
0.826%, 08/16/2054 (a)(c)	4,565,820	235,905
1.340%, 08/16/2055 (a)(c)	1,159,005	95,351
GP Portfolio Trust
1.384%, 02/15/2027 (a)(b)	193,739	192,367
GS Mortgage Securities Trust
5.560%, 11/10/2039	19,306	19,356
2.038%, 01/10/2045 (a)(b)(c)	665,741	56,319
5.794%, 08/10/2045 (a)	262,758	269,837
1.098%, 11/10/2047 (a)(c)	2,595,466	169,354
3.764%, 07/10/2048	105,000	113,344
Hilton USA Trust
1.436%, 11/05/2030 (a)(b)	131,474	131,488
Impac Secured Assets Trust
0.946%, 08/25/2036 (a)	50,000	46,067
JP Morgan Alternative Loan Trust
0.636%, 06/25/2037 (a)	174,944	164,107
JP Morgan Chase Commercial Mortgage Securities Trust
5.429%, 12/12/2043	187,056	188,489
5.440%, 06/12/2047	160,257	162,646

5.420%, 01/15/2049	134,761	137,007
5.882%, 02/15/2051 (a)	235,000	241,441
LSTAR Commercial Mortgage Trust
4.205%, 01/20/2041 (a)(b)	100,000	100,470
ML-CFC Commercial Mortgage Trust
5.378%, 08/12/2048	148,974	151,072
5.875%, 08/12/2049 (a)	99,198	102,482
5.739%, 06/12/2050 (a)	112,328	115,911
Morgan Stanley Bank of America Merrill Lynch Trust
1.180%, 04/15/2047 (a)(c)	1,467,897	86,708
3.732%, 05/15/2048	220,000	236,988
Morgan Stanley Capital I Trust
3.779%, 05/15/2048	200,000	216,912
5.610%, 04/15/2049	7,204	7,213
5.809%, 12/12/2049	130,305	135,221
SCG Trust
1.834%, 11/15/2026 (a)(b)	100,000	99,889
Store Master Funding LLC
3.750%, 04/20/2045 (b)	273,510	259,751
Thornburg Mortgage Securities Trust
2.555%, 04/25/2045 (a)	86,654	85,639
UBS-Barclays Commercial Mortgage Trust
1.800%, 12/10/2045 (a)(b)(c)	659,651	53,184
Wachovia Bank Commercial Mortgage Trust
5.706%, 06/15/2049 (a)	250,000	257,210
WaMu Commercial Mortgages Securities Trust
5.472%, 03/23/2045 (a)(b)	60,537	61,005
Wells Fargo Commercial Mortgage Trust
3.637%, 06/15/2048	130,000	138,921
1.294%, 08/15/2050	73,962	73,852
WFRBS Commercial Mortgage Trust
1.457%, 03/15/2045 (a)(b)(c)	1,546,086	82,253
1.409%, 03/15/2047 (a)(c)	1,199,249	79,090
0.945%, 09/15/2057 (a)(c)	3,825,932	199,740
TOTAL MORTGAGE BACKED SECURITIES (Cost $45,469,594)		45,810,637

MUNICIPAL BONDS - 0.31%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	31,862
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	199,239
State Board of Administration Finance Corp.
2.995%, 07/01/2020	550,000	570,861
TOTAL MUNICIPAL BONDS (Cost $774,669)		801,962

U.S. GOVERNMENT AGENCY ISSUES - 0.48%
Federal Farm Credit Banks
1.460%, 11/19/2019	120,000	120,000
Federal Home Loan Banks
5.500%, 07/15/2036	445,000	613,383
Federal National Mortgage Association
1.600%, 12/24/2020	210,000	208,959
Tennessee Valley Authourity
5.250%, 09/15/2039	70,000	91,569
4.625%, 09/15/2060	180,000	208,645
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,173,006)		1,242,556

U.S. GOVERNMENT NOTE/BOND - 17.13%
United States Treasury Inflation Indexed Bonds
0.250%, 01/15/2025	1,543,289	1,541,712
2.000%, 01/15/2026	2,297,598	2,661,459
1.750%, 01/15/2028	1,136,690	1,305,343
2.500%, 01/15/2029	887,312	1,103,490
3.875%, 04/15/2029	630,119	892,214
0.750%, 02/15/2042	168,619	161,901
0.750%, 02/15/2045	1,604,870	1,535,713
United States Treasury Note/Bond
0.500%, 08/31/2016	2,000,000	2,000,664
0.500%, 04/30/2017	2,000,000	1,996,384
0.625%, 05/31/2017	2,200,000	2,197,895
0.500%, 07/31/2017	1,270,000	1,266,031
0.750%, 10/31/2017	220,000	219,854
0.750%, 02/28/2018	170,000	169,695
3.625%, 08/15/2019	100,000	108,137
1.125%, 12/31/2019	2,090,000	2,088,081
1.375%, 01/31/2021	365,000	365,328
1.375%, 04/30/2021	1,645,000	1,645,579
2.125%, 12/31/2021	2,160,000	2,234,293
1.500%, 02/28/2023	3,305,000	3,277,112
6.250%, 08/15/2023	235,000	308,924
2.750%, 02/15/2024	2,580,000	2,777,633
2.375%, 08/15/2024	405,000	424,340
2.000%, 02/15/2025	1,710,000	1,738,622
2.125%, 05/15/2025	465,000	477,279
2.250%, 11/15/2025	978,900	1,014,347
1.625%, 02/15/2026	1,835,000	1,798,729
1.625%, 05/15/2026	873,300	856,755
5.500%, 08/15/2028	155,000	214,369
4.750%, 02/15/2037	240,000	338,714

3.875%, 08/15/2040	1,790,000	2,242,884
3.125%, 08/15/2044	1,450,000	1,600,580
3.000%, 11/15/2044	480,000	517,106
2.500%, 02/15/2045	18,000	17,516
2.875%, 08/15/2045	670,000	703,605
3.000%, 11/15/2045	2,320,000	2,497,399
2.500%, 02/15/2046	281,100	273,282
TOTAL U.S. GOVERNMENT NOTE/BOND (Cost $43,708,064)		44,572,969

US. TREASURY BILLS - 5.95%
United States Treasury Bills
0.282%, 06/09/2016 (e)	11,500,000	11,499,644
0.217%, 07/21/2016 (e)	3,000,000	2,998,971
0.399%, 08/04/2016 (e)	1,000,000	999,537
TOTAL U.S. TREASURY BILLS (Cost $15,497,669)		15,498,152

	Shares
EXCHANGE-TRADED FUNDS - 16.98%
iShares 7-10 Year Treasury Bond ETF	94,700	10,391,431
iShares Core U.S. Aggregate Bond ETF	108,000	11,955,600
iShares iBoxx $ Investment Grade Corporate Bond ETF	65,400	7,808,106
iShares Intermediate Credit Bond ETF	71,000	7,800,060
SPDR Barclays High Yield Bond ETF	118,200	4,164,186
WisdomTree Emerging Markets Local Debt Fund	57,900	2,065,872
TOTAL EXCHANGE-TRADED FUNDS (Cost $43,569,158)		44,185,255

SHORT-TERM INVESTMENTS - 5.91%
Fidelity Institutional Government Portfolio, Class I, 0.240% (f)	8,186,482	8,186,482
First American Government Obligations Fund, Class Y, 0.010% (f)	2,587,000	2,587,000
First American Treasury Obligations Fund, Class Y, 0.000% (f)	2,015,913	2,015,913
STIT - Treasury Portfolio, Institutional Class, 0.230% (f)	2,587,000	2,587,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,376,395)		15,376,395

Total Investments (Cost $262,798,447) - 101.80%		264,938,909
Liabilities in Excess of Other Assets - (1.80)%		(4,689,336)
TOTAL NET ASSETS - 100.00%		$260,249,573

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2016.
(b)	Securities defined as Rule 144(a) securities under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Principal amount in Mexican pesos.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(f)	The rate shown represents the 7-day yield at May 31, 2016.

The accompanying notes are an integral part of these schedule of investments.

PMC Core Fixed Income Fund
Schedule of Open Forward Foreign Currency Contracts
May 31, 2016 (Unaudited)
Sales Contracts:

Counterparty of Contract	Notional Amount	Forward Expiration Date	Currency to be Received	U.S. $ Value at May 31, 2016	Currency to be Delivered	U.S. $ Value on Origination Date	Unrealized Appreciaition (Depreciation)
Goldman Sachs	$ (8,400,000)	7/15/2016	USD	$ (452,823)	MXN	$ (471,207)	$ 18,383

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2016 (Unaudited)

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Euro-Bund	(31)	(5,655,648)	Jun. 2016	(3,226)
U.S. Treasury Long Bond	(2)	(326,625)	Sep. 2016	(1,691)
CME Ultra Long Term U.S. Treasury Bond	(8)	(1,401,000)	Sep. 2016	(4,015)
Total Futures Contracts Sold		$(7,383,273)		$(8,932)
	Number of Contracts Purchased
10 Year U.S. Treasury Note	93	12,060,938	Sep. 2016	23,878
2 Year U.S. Treasury Note	2	435,812	Sep. 2016	310
5 Year U.S. Treasury Note	30	3,603,516	Sep. 2016	5,915
Total Futures Contracts Purchased		$16,100,266		$30,103

Total Net Futures Contracts		$8,716,993		$21,171

PMC Diversified Equity Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.18%
Accommodation - 0.44%
Marriott International, Inc.	18,880	$1,246,835
MGM Resorts International (a)	2,548	58,222
Wyndham Worldwide Corp.	10,180	686,030
		1,991,087
Administration of Human Resource Programs - 0.14%
WageWorks, Inc. (a)	11,450	641,773
Administrative and Support Services - 1.51%
ABM Industries, Inc.	16,520	564,488
Equifax, Inc.	849	106,745
Experian PLC - ADR	84,846	1,605,286
FireEye, Inc. (a)	1,375	21,890
Kforce, Inc.	35,925	671,798
ManpowerGroup, Inc.	671	53,512
Moody's Corp.	12,365	1,219,684
On Assignment, Inc. (a)	19,385	730,233
Robert Half International, Inc.	9,450	393,026
Team Health Holdings, Inc. (a)	15,745	755,287
WNS Holdings Ltd. - ADR (a)	22,780	694,790
		6,816,739
Air Transportation - 1.96%
Alaska Air Group, Inc.	640	42,496
American Airlines Group, Inc.	976	31,144
Delta Air Lines, Inc.	66,739	2,900,478
JetBlue Airways Corp. (a)	44,060	789,996
Ryanair Holdings PLC - ADR	31,379	2,742,525
Southwest Airlines Co.	40,565	1,723,201
United Continental Holdings, Inc. (a)	12,938	583,374
		8,813,214
Ambulatory Health Care Services - 0.30%
Air Methods Corp. (a)	19,685	666,731
DaVita HealthCare Partners, Inc. (a)	1,702	131,599
Laboratory Corp. of America Holdings (a)	3,275	419,036
Quest Diagnostics, Inc.	1,376	106,186
		1,323,552
Amusement, Gambling, and Recreation Industries - 0.08%
Six Flags Entertainment Corp.	6,078	350,640
Apparel Manufacturing - 0.16%
Cintas Corp.	809	76,693
G-III Apparel Group Ltd. (a)	14,805	579,172
PVH Corp.	801	75,134
		730,999
Beverage and Tobacco Product Manufacturing - 2.28%
British American Tobacco PLC - ADR	24,650	2,998,673
Coca-Cola Co.	9,800	437,080
Dr. Pepper Snapple Group, Inc.	1,809	165,343
Japan Tobacco, Inc. - ADR	122,890	2,434,451
LVMH Moet Hennessy Louis Vuitton SE - ADR	48,660	1,561,499
Molson Coors Brewing Co.	935	92,733
PepsiCo, Inc.	21,710	2,196,401
Philip Morris International, Inc.	3,752	370,247
		10,256,427
Broadcasting (except Internet) - 1.23%
CBS Corp.	27,910	1,540,632
Comcast Corp.	23,401	1,481,283
QVC Group (a)	2,967	80,050
Sirius XM Holdings, Inc. (a)	123,595	496,852
Viacom, Inc.	1,414	62,739
Walt Disney Co.	19,000	1,885,180
		5,546,736
Building Material and Garden Equipment and Supplies Dealers - 0.73%
Fastenal Co.	1,242	57,169

Home Depot, Inc.	10,500	1,387,260
Lowe's Companies, Inc.	22,900	1,834,977
		3,279,406
Chemical Manufacturing - 7.48%
Acorda Therapeutics, Inc. (a)	19,285	548,658
Astellas Pharma, Inc. - ADR	158,078	2,137,215
Avon Products, Inc. (a)	8,220	32,058
Balchem Corp.	6,095	365,395
Bayer AG - ADR	17,639	1,682,761
Catalent, Inc. (a)	25,305	711,577
Celanese Corp.	787	55,468
Chemtura Corp. (a)	16,965	452,626
Dow Chemical Co.	46,664	2,396,662
Eastman Chemical Co.	694	50,912
Endo International PLC (a)(b)	958	15,146
Gilead Sciences, Inc.	40,071	3,488,580
Grifols SA - ADR	62,044	1,025,587
Huntsman Corp.	19,150	285,910
Insys Therapeutics, Inc. (a)	18,120	283,578
International Flavors & Fragrances, Inc.	249	32,121
Johnson & Johnson	46,029	5,187,007
Ligand Pharmaceuticals, Inc. (a)	7,175	858,058
LyondellBasell Industries NV (b)	18,796	1,529,243
Mallinckrodt PLC (a)(b)	546	34,595
Medicines Co. (a)	17,625	662,876
Merck & Co., Inc.	36,005	2,025,641
Methanex Corp. (b)	14,334	471,875
Mosaic Co.	1,778	44,859
Mylan NV (a)(b)	10,450	452,903
Pfizer, Inc.	42,020	1,458,094
PPG Industries, Inc.	7,559	813,953
Prestige Brands Holdings, Inc. (a)	9,791	529,106
Puma Biotechnology, Inc. (a)	316	11,942
Quaker Chemical Corp.	7,650	661,037
Quidel Corp. (a)	28,450	472,555
Roche Holding AG - ADR	62,890	2,067,823
Spectrum Pharmaceuticals, Inc. (a)	54,800	410,452
TESARO, Inc. (a)	12,045	557,684
United Therapeutics Corp. (a)	2,500	297,675
Vanda Pharmaceuticals, Inc. (a)	46,455	483,132
West Pharmaceutical Services, Inc.	13,320	1,000,066
		33,594,830
Clothing and Clothing Accessories Stores - 0.38%
Express, Inc. (a)	36,840	535,653
Foot Locker, Inc.	11,918	666,455
Nordstrom, Inc.	11,868	450,747
Signet Jewelers Ltd. (b)	514	50,871
		1,703,726
Computer and Electronic Product Manufacturing - 6.23%
Activision Blizzard, Inc.	38,250	1,501,695
Agilent Technologies, Inc.	16,900	775,541
Apple, Inc.	62,680	6,259,224
Applied Micro Circuits Corp. (a)	87,370	574,895
ARRIS International PLC (a)(b)	2,355	56,756
Brocade Communications Systems, Inc.	26,157	236,982
Cepheid, Inc. (a)	20,980	587,650
DexCom, Inc. (a)	661	42,628
First Solar, Inc. (a)	1,082	53,721
Flextronics International Ltd. (a)(b)	77,114	960,069
Guidewire Software, Inc. (a)	14,100	827,670
Harman International Industries, Inc.	575	44,988
Harris Corp.	12,632	995,023
Hologic, Inc. (a)	26,550	913,586
Hoya Corp. - ADR	26,752	930,702
HP, Inc.	7,760	103,829
Infinera Corp. (a)	36,935	484,218
Intel Corp.	8,970	283,362
Jabil Circuit, Inc.	4,285	81,758
L-3 Communications Holdings, Inc.	362	49,670

Marvell Technology Group Ltd. (b)	6,804	69,605
MaxLinear, Inc. (a)	24,210	501,631
Medtronic PLC (b)	3,157	254,075
Mettler-Toledo International, Inc. (a)	2,890	1,084,675
Micron Technology, Inc. (a)	7,080	90,058
Microsemi Corp. (a)	15,395	520,813
Motorola Solutions, Inc.	13,000	900,509
NCR Corp. (a)	38,606	1,192,153
NetApp, Inc.	3,567	91,066
NETGEAR, Inc. (a)	9,780	440,100
NVIDIA Corp.	2,303	107,596
ON Semiconductor Corp. (a)	7,053	68,908
PerkinElmer, Inc.	2,481	135,835
Plantronics, Inc.	9,705	432,067
Raytheon Co.	8,926	1,157,434
Roper Technologies, Inc.	589	100,766
Semtech Corp. (a)	27,880	656,295
Silicon Laboratories, Inc. (a)	11,740	584,065
Sprint Corp. (a)	9,850	37,430
St. Jude Medical, Inc.	6,987	547,501
SunEdison, Inc. (a)	21,469	3,332
SunPower Corp. (a)	1,413	24,770
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	50,230	1,241,685
TDK Corp. - ADR	14,218	839,289
Teradata Corp. (a)	2,446	69,320
Teradyne, Inc.	4,536	89,858
Texas Instruments, Inc.	10,350	627,210
Thermo Fisher Scientific, Inc.	1,288	195,480
Varian Medical Systems, Inc. (a)	1,023	84,694
Xilinx, Inc.	1,649	78,146
		27,990,333
Construction of Buildings - 1.09%
CK Hutchison Holdings Ltd. - ADR	180,198	2,084,891
DR Horton, Inc.	14,460	441,898
Lennar Corp.	1,277	58,193
NVR, Inc. (a)	36	62,388
PulteGroup, Inc.	39,770	746,085
Sekisui House Ltd. - ADR	82,580	1,466,621
Toll Brothers, Inc. (a)	1,802	52,528
		4,912,604
Credit Intermediation and Related Activities - 8.20%
Ally Financial, Inc. (a)	36,298	651,186
Ameriprise Financial, Inc.	635	64,560
Banco Latinoamericano de Comercio Exterior SA - Class E (b)	31,639	844,129
Bank of America Corp.	240,436	3,556,048
Bank of New York Mellon Corp.	2,103	88,452
BBCN Bancorp, Inc.	39,339	639,652
BNP Paribas SA - ADR	52,483	1,398,147
Capital One Financial Corp.	26,058	1,908,488
Citigroup, Inc.	45,315	2,110,320
Comerica, Inc.	418	19,688
Cullen/Frost Bankers, Inc.	248	16,591
Discover Financial Services	30,294	1,721,002
East West Bancorp, Inc.	623	24,048
Fifth Third Bancorp	25,047	472,637
First Niagara Financial Group, Inc.	2,032	22,189
FirstMerit Corp.	30,505	691,853
Flushing Financial Corp.	24,525	511,592
Great Western Bancorp, Inc.	24,460	832,129
Grupo Financiero Banorte SAB de CV - ADR	48,100	1,256,853
H&R Block, Inc.	1,455	31,079
Houlihan Lokey, Inc.	15,505	374,446
Huntington Bancshares, Inc.	2,145	22,415
Independent Bank Corp.	10,240	504,730
JPMorgan Chase & Co.	76,691	5,005,623
KeyCorp	1,554	19,922
LendingClub Corp. (a)	1,602	7,626
Mitsubishi UFJ Financial Group, Inc. - ADR	210,864	1,035,342
New York Community Bancorp, Inc.	1,251	19,691

Old National Bancorp	49,880	656,421
PacWest Bancorp	437	18,214
People's United Financial, Inc.	1,928	30,617
PNC Financial Services Group, Inc.	1,065	95,573
Prosperity Bancshares, Inc.	16,045	864,023
Regions Financial Corp.	1,865	18,333
Retrophin, Inc. (a)	30,975	550,736
Royal Bank of Canada (b)	23,610	1,421,558
Signature Bank (a)	145	19,575
Sterling Bancorp	42,035	691,896
Synovus Financial Corp.	704	22,648
U.S. Bancorp	2,916	124,863
Umpqua Holdings Corp.	39,980	639,280
Visa, Inc.	36,980	2,919,200
Webster Financial Corp.	21,835	855,059
Wells Fargo & Co.	53,823	2,729,903
Western Alliance Bancorp (a)	20,630	777,751
Western Union Co.	6,047	117,614
WSFS Financial Corp.	11,720	415,708
Zions Bancorporation	658	18,437
		36,837,847
Data Processing, Hosting and Related Services - 1.99%
Capgemini SA - ADR	43,354	2,065,817
Citrix Systems, Inc. (a)	18,000	1,528,560
DST Systems, Inc.	2,540	307,137
ExlService Holdings, Inc. (a)	16,150	836,570
Fiserv, Inc. (a)	18,852	1,985,681
Hewlett Packard Enterprise Co.	46,046	850,470
InterXion Holding NV (a)(b)	15,385	576,322
Red Hat, Inc. (a)	8,382	649,270
Total System Services, Inc.	2,327	124,960
		8,924,787
Electrical Equipment, Appliance, and Component Manufacturing - 0.07%
AO Smith Corp.	768	63,206
Corning, Inc.	5,790	120,953
Dover Corp.	891	59,474
Whirlpool Corp.	350	61,117
		304,750
Electronics and Appliance Stores - 0.11%
Best Buy Co., Inc.	11,424	367,510
GameStop Corp.	1,455	42,341
Ingram Micro, Inc. (a)	2,380	82,419
		492,270
Fabricated Metal Product Manufacturing - 0.37%
Ball Corp.	604	43,669
Barnes Group, Inc.	22,080	737,251
BWX Technologies, Inc.	9,201	323,599
Crown Holdings, Inc. (a)	7,709	402,179
Snap-on, Inc.	537	86,897
Stanley Black & Decker, Inc.	825	93,374
		1,686,969
Food and Beverage Stores - 0.93%
Casey's General Stores, Inc.	6,825	820,433
GrubHub, Inc. (a)	11,990	306,824
Koninklijke Ahold NV - ADR	129,664	2,870,969
Kroger Co.	4,309	154,090
		4,152,316
Food Manufacturing - 2.18%
Bunge Ltd. (b)	1,575	105,635
Campbell Soup Co.	3,143	190,372
ConAgra Foods, Inc.	17,350	792,895
General Mills, Inc.	7,750	486,545
Ingredion, Inc.	1,609	188,913
J&J Snack Foods Corp.	6,820	719,510
JM Smucker Co.	1,382	178,485
McCormick & Co, Inc.	2,083	202,197
Mondelez International, Inc.	28,252	1,256,931
Nestle SA - ADR	14,712	1,087,217
Pilgrim's Pride Corp.	1,948	48,447

Tyson Foods, Inc.	19,314	1,231,847
Unilever NV - ADR	74,075	3,315,597
		9,804,591
Food Services and Drinking Places - 1.37%
Brinker International, Inc.	7,596	341,592
Buffalo Wild Wings, Inc. (a)	655	95,230
Cheesecake Factory, Inc.	8,885	443,095
Darden Restaurants, Inc.	20,711	1,404,827
Del Frisco's Restaurant Group, Inc. (a)	32,175	497,426
Fiesta Restaurant Group, Inc. (a)	18,000	452,340
Jack in the Box, Inc.	9,955	848,166
Popeyes Louisiana Kitchen, Inc. (a)	12,108	703,717
Sodexo SA - ADR	64,500	1,348,695
		6,135,088
Funds, Trusts, and Other Financial Vehicles - 0.29%
UBS Group AG (a)(b)	85,008	1,308,273
Furniture and Home Furnishings Stores - 0.20%
Bed Bath & Beyond, Inc.	12,425	556,019
Williams-Sonoma, Inc.	6,350	336,804
		892,823
Furniture and Related Product Manufacturing - 0.04%
Johnson Controls, Inc.	2,753	121,545
Leggett & Platt, Inc.	1,405	70,615
		192,160
General Merchandise Stores - 0.89%
Dollar General Corp.	6,150	552,885
Kohl's Corp.	1,076	38,779
Macy's, Inc.	1,314	43,638
Target Corp.	27,186	1,869,852
Tractor Supply Co.	775	74,478
Wal-Mart Stores, Inc.	20,179	1,428,270
		4,007,902
Health and Personal Care Stores - 1.63%
CVS Health Corp.	20,884	2,014,262
Express Scripts Holding Co. (a)	36,027	2,721,839
McKesson Corp.	6,338	1,160,741
Walgreens Boots Alliance, Inc.	19,250	1,489,950
		7,386,792
Heavy and Civil Engineering Construction - 0.29%
Chicago Bridge & Iron Co. NV (b)	913	34,913
Granite Construction, Inc.	19,180	823,397
MYR Group, Inc. (a)	17,995	435,299
		1,293,609
Hospitals - 0.26%
Envision Healthcare Holdings, Inc. (a)	978	24,264
HCA Holdings, Inc. (a)	5,966	465,467
Universal Health Services, Inc.	5,134	692,372
		1,182,103
Insurance Carriers and Related Activities - 5.41%
Aetna, Inc.	916	103,719
Aflac, Inc.	1,614	112,108
Ageas - ADR	43,458	1,754,399
AIA Group Ltd. - ADR	47,017	1,104,429
Allstate Corp.	12,955	874,592
American International Group, Inc.	2,675	154,829
Anthem, Inc.	9,145	1,208,603
Aon PLC (b)	4,324	472,483
Assured Guaranty Ltd. (b)	1,136	30,547
Berkshire Hathaway, Inc. (a)	27,678	3,889,866
Chubb Ltd. (b)	11,649	1,474,880
Cigna Corp.	7,880	1,009,507
Cincinnati Financial Corp.	1,232	85,131
FNF Group	14,753	515,617
Hartford Financial Services Group, Inc.	1,276	57,637
Humana, Inc.	425	73,317
Infinity Property & Casualty Corp.	6,240	486,283
ING Groep NV - ADR	73,397	913,059
Lincoln National Corp.	893	40,944
Loews Corp.	2,262	91,566

Markel Corp. (a)	68	64,804
MetLife, Inc.	11,807	537,809
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	123,678	2,326,383
Primerica, Inc.	13,915	780,771
Principal Financial Group, Inc.	1,354	60,334
Progressive Corp.	3,167	105,461
Prudential Financial, Inc.	667	52,860
Selective Insurance Group, Inc.	18,480	686,532
Tokio Marine Holdings, Inc. - ADR	33,053	1,136,693
Torchmark Corp.	1,050	64,712
Travelers Cos., Inc.	4,639	529,495
United Fire Group, Inc.	11,665	480,248
UnitedHealth Group, Inc.	14,294	1,910,679
Verisk Analytics, Inc. (a)	677	53,747
WellCare Health Plans, Inc. (a)	9,285	941,685
XL Group PLC (b)	3,866	132,797
		24,318,526
Leather and Allied Product Manufacturing - 0.17%
Steven Madden Ltd. (a)	22,692	778,563
Machinery Manufacturing - 1.68%
AAON, Inc.	36,033	988,745
Actuant Corp.	15,715	428,862
AGCO Corp.	1,010	52,449
Brunswick Corp.	18,900	904,743
Columbus McKinnon Corp.	27,133	406,452
Cummins, Inc.	700	80,129
Deere & Co.	1,064	87,557
ESCO Technologies, Inc.	19,470	784,057
Esterline Technologies Corp. (a)	2,665	179,648
IDEX Corp.	1,573	131,094
Kadant, Inc.	14,995	746,151
Lam Research Corp.	1,207	99,952
National Oilwell Varco, Inc.	2,304	75,917
Techtronic Industries Co. Ltd. - ADR	122,200	2,462,940
Xylem, Inc.	1,954	87,266
		7,515,962
Management of Companies and Enterprises - 0.73%
AES Corp.	81,351	902,182
American Equity Invesment Life Holding Co.	32,105	520,422
Bryn Mawr Bank Corp.	8,025	234,651
Cardinal Financial Corp.	23,835	541,055
City Holding Co.	15,468	760,407
CoBiz Financial, Inc.	26,480	334,972
		3,293,689
Merchant Wholesalers, Durable Goods - 1.88%
Anixter International, Inc. (a)	8,000	481,600
Applied Industrial Technologies, Inc.	17,780	803,656
Arrow Electronics, Inc. (a)	2,004	129,499
Avnet, Inc.	3,082	126,454
Cie Generale des Etablissements Michelin - ADR	57,985	1,174,776
Continental Building Products, Inc. (a)	36,775	842,515
Essendant, Inc.	20,600	634,274
HD Supply Holdings, Inc. (a)	1,944	68,623
Henry Schein, Inc. (a)	857	148,887
O'Reilly Automotive, Inc. (a)	6,280	1,660,620
Reliance Steel & Aluminum Co.	732	54,424
Safran SA - ADR	69,588	1,215,215
TE Connectivity Ltd. (b)	9,441	566,460
WestRock Co.	11,447	453,416
Xerox Corp.	7,531	75,084
		8,435,503
Merchant Wholesalers, Nondurable Goods - 0.62%
AmerisourceBergen Corp.	4,500	337,410
Cardinal Health, Inc.	7,149	564,413
Herbalife Ltd. (a)(b)	1,549	89,672
ITOCHU Corp. - ADR	62,300	1,544,417
Nu Skin Enterprises, Inc.	1,628	64,225
Ralph Lauren Corp.	464	43,769
Sysco Corp.	4,088	196,674

		2,840,580
Mining (except Oil and Gas) - 0.14%
Barrick Gold Corp. (b)	31,607	530,049
Freeport-McMoRan, Inc. (a)	5,807	64,342
Vulcan Materials Co.	481	56,157
		650,548
Miscellaneous Manufacturing - 1.49%
Baxter International, Inc.	3,127	134,961
Boston Scientific Corp. (a)	4,893	111,120
CONMED Corp.	16,220	645,880
CR Bard, Inc.	446	97,692
CryoLife, Inc.	36,807	425,121
DENTSPLY International, Inc.	1,438	89,386
Edwards Lifesciences Corp. (a)	7,191	708,314
Estee Lauder Cos., Inc.	11,450	1,050,881
Hasbro, Inc.	618	53,945
Merit Medical Systems, Inc. (a)	29,170	547,521
Smith & Nephew PLC - ADR	65,600	2,257,296
Teleflex, Inc.	692	111,481
Zimmer Biomet Holdings, Inc.	3,861	471,467
		6,705,065
Motion Picture and Sound Recording Industries - 0.56%
inContact, Inc. (a)	33,250	461,510
Time Warner, Inc.	27,250	2,061,735
		2,523,245
Motor Vehicle and Parts Dealers - 0.13%
AutoNation, Inc. (a)	1,487	75,004
CarMax, Inc. (a)	1,021	54,787
Malibu Boats, Inc. (a)	33,570	456,552
		586,343
Nonmetallic Mineral Product Manufacturing - 0.29%
CRH PLC - ADR	43,229	1,323,240
Nonstore Retailers - 0.64%
Amazon.com, Inc. (a)	2,450	1,770,835
Copart, Inc. (a)	1,613	79,860
eBay, Inc. (a)	41,467	1,014,283
		2,864,978
Oil and Gas Extraction - 2.60%
Canadian Natural Resources Ltd. (b)	28,802	856,571
Carrizo Oil & Gas, Inc. (a)	21,560	830,060
Cimarex Energy Co.	1,113	129,420
Concho Resources, Inc. (a)	471	57,151
Devon Energy Corp.	2,592	93,545
Diamondback Energy, Inc. (a)	9,618	874,757
EOG Resources, Inc.	16,865	1,372,136
Gulfport Energy Corp. (a)	1,011	31,078
Minerals Technologies, Inc.	13,955	803,808
Occidental Petroleum Corp.	25,361	1,913,234
Parsley Energy, Inc. (a)	14,050	366,284
PDC Energy, Inc. (a)	3,765	218,558
Phillips 66	23,124	1,858,245
QEP Resources, Inc. (a)	26,178	487,696
RSP Permian, Inc. (a)	15,375	506,299
TOTAL SA - ADR	23,141	1,122,801
Whiting Petroleum Corp. (a)	8,530	105,346
		11,626,989
Other Information Services - 2.43%
Alphabet, Inc. - Class A (a)	4,622	3,461,184
Alphabet, Inc. - Class C (a)	3,231	2,377,111
Facebook, Inc. (a)	18,190	2,161,154
Liberty Global PLC (a)(b)	24,232	875,502
Liberty Global PLC- LiLAC (a)(b)	7,753	331,131
NetEase, Inc. - ADR	3,260	579,758
VeriSign, Inc. (a)	13,524	1,155,761
		10,941,601
Paper Manufacturing - 0.40%
Bemis Co., Inc.	672	33,828
Boise Cascade Co. (a)	15,155	347,958
Graphic Packaging Holding Co.	1,526	20,448

International Paper Co.	1,115	47,008
Neenah Paper, Inc.	12,520	868,763
Packaging Corp. of America	386	26,337
Sealed Air Corp.	9,858	457,806
		1,802,148
Personal and Laundry Services - 0.17%
Service Corp. International	2,413	66,116
Shutterfly, Inc. (a)	14,215	686,585
		752,701
Petroleum and Coal Products Manufacturing - 1.73%
BP PLC - ADR	45,657	1,433,630
Chevron Corp.	3,888	392,688
HollyFrontier Corp.	1,417	37,919
Marathon Oil Corp.	7,965	104,103
Marathon Petroleum Corp.	18,908	658,566
Murphy Oil Corp.	4,298	132,851
Owens Corning	1,212	61,897
PBF Energy, Inc.	1,429	37,683
Royal Dutch Shell PLC - ADR	69,470	3,368,599
Tesoro Corp.	5,037	393,289
Valero Energy Corp.	20,600	1,126,820
		7,748,045
Pipeline Transportation - 0.06%
South Jersey Indsustries, Inc.	8,990	259,721
Plastics and Rubber Products Manufacturing - 0.45%
Continental AG - ADR	21,448	919,541
Goodyear Tire & Rubber Co.	2,384	66,680
Illinois Tool Works, Inc.	8,650	917,160
Newell Brands, Inc.	2,697	128,602
		2,031,983
Primary Metal Manufacturing - 0.45%
Kaiser Aluminum Corp.	8,195	702,393
Nucor Corp.	949	46,036
Steel Dynamics, Inc.	16,467	406,570
Worthington Industries, Inc.	22,755	850,127
		2,005,126
Printing and Related Support Activities - 0.01%
Avery Dennison Corp.	752	55,934
Professional, Scientific, and Technical Services - 5.65%
Accenture PLC (b)	2,399	285,409
Amdocs Ltd. (b)	3,019	175,072
Amgen, Inc.	17,454	2,756,858
Baidu, Inc. - ADR (a)	5,120	914,125
Biogen, Inc. (a)	4,440	1,286,401
Bluebird Bio, Inc. (a)	306	13,847
Broadridge Financial Solutions, Inc.	2,602	167,022
Callidus Software, Inc. (a)	30,935	574,154
CDW Corp.	2,858	121,636
Charles River Labratories International, Inc. (a)	6,100	524,173
Computer Sciences Corp.	22,119	1,088,255
Convergys Corp.	22,845	644,001
ICON PLC (a)(b)	9,615	677,281
Infosys Ltd. - ADR	114,100	2,218,104
International Business Machines Corp.	10,735	1,650,399
Interpublic Group of Cos., Inc.	4,077	97,440
Jack Henry & Associates, Inc.	2,528	213,439
Jacobs Engineering Group, Inc. (a)	10,000	506,900
MasterCard, Inc.	21,040	2,017,736
National CineMedia, Inc.	33,580	490,268
Omnicom Group, Inc.	6,085	507,063
Pandora A/S - ADR	122,057	4,531,976
Proofpoint, Inc. (a)	13,735	805,146
Quintiles Transnational Holdings, Inc. (a)	8,950	607,616
Sabre Corp.	2,406	67,777
Synaptics, Inc. (a)	11,285	765,462
TeleTech Holdings, Inc.	18,680	509,964
Tetra Tech, Inc.	20,800	636,480
Waters Corp. (a)	4,055	557,765
		25,411,769

Publishing Industries (except Internet) - 2.38%
ANSYS, Inc. (a)	1,889	168,310
CA, Inc.	4,714	152,356
Electronic Arts, Inc. (a)	19,750	1,515,813
Microsoft Corp.	55,755	2,955,015
News Corp.	7,472	89,365
Nuance Communications, Inc. (a)	26,250	438,900
Oracle Corp.	35,981	1,446,436
Qlik Technologies, Inc. (a)	14,995	430,357
RELX NV - ADR	117,529	2,036,778
SciQuest, Inc. (a)	23,775	419,391
Symantec Corp.	4,094	71,072
Synopsys, Inc. (a)	2,833	146,381
TEGNA, Inc.	2,704	62,084
Tyler Technologies, Inc. (a)	4,305	659,913
Ultimate Software Group, Inc. (a)	490	100,195
		10,692,366
Rail Transportation - 0.33%
Canadian National Railway Co. (b)	7,395	438,450
East Japan Railway Co. - ADR	70,108	1,057,929
		1,496,379
Real Estate - 0.00%
Realogy Holdings Corp. (a)	663	21,746
Rental and Leasing Services - 0.03%
Hertz Global Holdings, Inc. (a)	4,032	39,070
Ryder System, Inc.	990	68,924
		107,994
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.19%
Affiliated Managers Group, Inc. (a)	8,640	1,499,213
Alibaba Group Holding Ltd. - ADR (a)	14,052	1,152,264
Allegion PLC (b)	1,115	75,419
Aramark	1,720	57,259
CBOE Holdings, Inc.	533	33,925
Evercore Partners, Inc.	11,735	610,220
Franklin Resources, Inc.	2,071	77,352
Heineken NV - ADR	40,547	1,877,325
Intercontinental Exchange, Inc.	258	69,949
Invesco Ltd. (b)	2,355	73,947
Lazard Ltd. (b)	667	23,465
NASDAQ, Inc.	674	44,491
Navient Corp.	30,609	419,649
Nomura Holdings, Inc. - ADR	232,524	988,227
Q2 Holdings, Inc. (a)	8,720	217,826
Raymond James Financial, Inc.	750	42,053
Stifel Financial Corp. (a)	19,410	733,310
T.Rowe Price Group, Inc.	16,550	1,275,343
Vantiv, Inc. (a)	10,404	559,423
		9,830,660
Specialty Trade Contractors - 0.00%
SolarCity Corp. (a)	392	8,777
Support Activities for Mining - 0.04%
Ensco PLC (b)	6,727	66,530
Nabors Industries Ltd. (b)	5,411	50,863
Superior Energy Services, Inc. (a)	4,504	77,649
		195,042
Support Activities for Transportation - 0.15%
Expedia Inc.	455	50,614
Expeditors International of Washington, Inc.	1,185	57,532
XPO Logistics, Inc. (a)	20,185	590,613
		698,759
Telecommunications - 3.28%
AT&T, Inc.	14,195	555,734
Atlantic Tele-Network, Inc.	8,240	613,798
BT Group PLC - ADR	56,000	1,817,200
CenturyLink, Inc.	23,140	627,557
Deutsche Telekom AG - ADR	57,777	1,021,209
j2 Global, Inc.	12,635	846,166
Liberty Braves Group (a)	225	3,501

Liberty Media Group (a)	564	10,987
Liberty SiriusXM Group - Class A (a)	2,257	71,976
Liberty SiriusXM Group - Class C (a)	8,595	270,313
Nippon Telegraph & Telephone Corp. - ADR	52,570	2,301,515
RigNet, Inc. (a)	2,508	31,174
SK Telecom Co. Ltd. - ADR	36,072	751,380
SoftBank Group Corp. - ADR	45,650	1,269,983
Tencent Holdings Ltd. - ADR	46,241	1,031,174
T-Mobile US, Inc. (a)	1,782	76,198
Verizon Communications, Inc.	66,998	3,410,198
		14,710,063
Transportation Equipment Manufacturing - 4.22%
Airbus Group SE - ADR	135,103	2,091,394
Boeing Co.	11,750	1,482,263
BorgWarner, Inc.	1,548	52,678
Elbit Systems Ltd. (b)	7,754	729,031
Embraer SA - ADR	35,710	743,482
Federal Signal Corp.	31,010	403,440
General Dynamics Corp.	17,502	2,483,008
Honda Motor Co. Ltd. - ADR	43,185	1,208,316
Honeywell International, Inc.	3,586	408,194
Huntington Ingalls Industries, Inc.	360	55,228
KLX, Inc. (a)	10,950	360,146
Lear Corp.	14,714	1,747,435
Lennox International, Inc.	5,457	749,519
Lockheed Martin Corp.	3,622	855,625
Magna International, Inc. (b)	14,825	600,857
Nissan Motor Co., Ltd. - ADR	71,808	1,441,906
PACCAR, Inc.	1,375	76,656
Rockwell Collins, Inc.	890	78,676
Spirit AeroSystems Holdings, Inc. (a)	10,450	488,851
Tata Motor Ltd. - ADR	25,905	867,558
Tenneco, Inc. (a)	16,350	878,322
Textron, Inc.	16,048	610,787
TransDigm Group, Inc. (a)	256	67,466
Visteon Corp.	6,424	481,672
		18,962,510
Truck Transportation - 0.06%
Swift Transportation Co. (a)	17,230	268,443
Utilities - 1.18%
Ameren Corp.	1,449	71,798
American Electric Power Co., Inc.	1,261	81,625
CenterPoint Energy, Inc.	3,135	70,632
CMS Energy Corp.	1,371	57,335
Consolidated Edison, Inc.	1,241	90,916
Entergy Corp.	879	66,734
EQT Corp.	4,417	323,545
Exelon Corp.	2,006	68,746
FirstEnergy Corp.	17,500	574,175
Korea Electric Power Corp. - ADR	60,530	1,598,597
NiSource, Inc.	21,022	501,585
NorthWestern Corp.	14,215	823,900
NRG Energy, Inc.	3,665	60,033
ONEOK, Inc.	1,697	73,395
Public Service Enterprise Group, Inc.	1,373	61,442
SCANA Corp.	873	61,031
Spire, Inc.	9,270	589,386
TECO Energy, Inc.	1,551	42,715
Xcel Energy, Inc.	1,727	71,446
		5,289,036
Waste Management and Remediation Services - 0.16%
Republic Sevices, Inc.	2,197	106,071
US Ecology, Inc.	11,250	509,738
Waste Connections, Inc.	1,134	74,243
		690,052
Water Transportation - 0.59%
Carnival Corp. (b)	14,600	697,004
Carnival PLC - ADR	37,969	1,878,706
Royal Caribbean Cruises Ltd. (b)	508	39,314

		2,615,024
Wholesale Electronic Markets and Agents and Brokers - 0.04%
Genuine Parts Co.	1,297	125,705
Wood Product Manufacturing - 0.01%
Masco Corp.	1,818	59,340
TOTAL COMMON STOCKS (Cost $349,076,468)		382,798,501

EXCHANGE-TRADED FUNDS - 10.18%
Guggenheim Frontier Markets ETF	77,500	878,075
iShares China Large-Cap ETF	20,300	683,095
iShares Global Energy ETF	56,000	1,753,920
iShares MSCI EAFE ETF	254,400	14,851,872
iShares MSCI Italy Capped ETF	108,000	1,312,200
iShares MSCI South Korea Capped ETF	25,900	1,288,784
iShares MSCI Spain Capped ETF	31,400	877,316
iShares MSCI United Kingdom ETF	13,600	219,232
iShares Russell 1000 ETF	20,500	2,389,890
iShares Russell 1000 Value ETF	98,700	10,103,919
iShares Russell 2000 Value ETF	19,400	2,230,612
SPDR S&P Emerging Markets SmallCap ETF	74,300	2,818,199
Vanguard FTSE Emerging Markets ETF	26,000	878,540
Vanguard FTSE European ETF	22,200	1,101,564
Vanguard FTSE Pacific ETF	54,200	3,041,704
Vanguard Total Stock Market ETF	12,300	1,320,282
TOTAL EXCHANGE-TRADED FUNDS (Cost $40,669,924)		45,749,204

PREFERRED STOCKS - 0.39%
Chemical Manufacturing - 0.39%
Henkel AG & Co. KGaA - ADR	15,265	1,776,571
TOTAL PREFERRED STOCKS (Cost $1,586,982)		1,776,571

REAL ESTATE INVESTMENT TRUSTS - 1.65%
American Homes 4 Rent	18,043	330,909
Annaly Capital Mangement, Inc.	4,439	46,965
AvalonBay Communities, Inc.	328	59,001
DCT Industrial Trust, Inc.	20,157	869,371
Digital Realty Trust, Inc.	623	59,465
Duke Realty Corp.	2,155	51,009
EastGroup Properties, Inc.	9,075	581,072
EPR Properties	14,705	1,048,173
Equinix, Inc.	217	78,554
Equity Residential	888	61,458
Essex Property Trust, Inc.	224	50,900
Federal Realty Investment Trust	380	58,212
Kimco Realty Corp.	1,926	54,275
Kite Realty Group Trust	28,408	763,323
LaSalle Hotel Properties	22,015	508,767
Macerich Co.	505	38,542
Mack-Cali Realty Corp.	21,765	571,113
Mid-America Apartment Communities, Inc.	566	58,292
Pebblebrook Hotel Trust	18,710	471,866
Public Storage	329	83,471
Ramco-Gershenson Properties Trust	40,740	733,727
Realty Income Corp.	844	50,716
Regency Centers Corp.	761	58,293
Sovran Self Storage, Inc.	6,690	724,326
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,386,533)		7,411,800

RIGHTS - 0.00%
Liberty Braves Group	106	233
TOTAL RIGHTS (Cost $444)		233

SHORT-TERM INVESTMENTS - 2.12%
Fidelity Institutional Government Portfolio, Class I, 0.240% (c)	9,550,506	9,550,506
TOTAL SHORT-TERM INVESTMENTS (Cost $9,550,506)		9,550,506

Total Investments (Cost $407,270,857) - 99.52%		447,286,815
Other Assets in Excess of Liabilities - 0.48%		2,135,846
TOTAL NET ASSETS - 100.00%		$449,422,661

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown represents the 7-day yield at May 31, 2016.

Abbreviations
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.

The accompanying notes are an integral part of these schedule of investments.

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:
	Core Fixed Income Fund	Diversified Equity Fund
Cost of investments	$262,798,447	$407,270,857
Gross unrealized appreciation - Futures	30,103	-
Gross unrealized appreciation - Forwards	18,383	-
Gross unrealized appreciation - Investments	4,963,252	56,964,454
Gross unrealized depreciation - Futures	(8,932)	-
Gross unrealized depreciation - Investments	(2,822,790)	(16,948,496)
Net unrealized appreciation	$2,180,016	$40,015,958

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  The investment objective of the Diversified Equity Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007.  The Diversified Equity Fund became effective and commenced operations on August 26, 2009.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service ("Pricing Service")).

Debt securities are valued in accordance with prices supplied by a Pricing Service.  A Pricing Service may use the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service as well as market transactions and dealer quotations may provide a price determined by a matrix pricing method or other analytical pricing models.  Any discount or premium is accreted or amortized over the expected life of the respective security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade.  Futures contracts for which reliable market quotations are not readily available shall be valued at a price, supplied by a Pricing Service approved by the Trust's Board of Trustees (the "Board") which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.   The Board will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust's valuation committee.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2016.

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$27,813,665	$-	$27,813,665
Corporate Bonds	-	55,308,105	-	55,308,105
Foreign Corporate Bonds	-	13,397,349	-	13,397,349
Foreign Government Agency Issues	-	533,879	-	533,879
Foreign Government Notes/Bonds	-	397,985	-	397,985
Mortgage Backed Securities	-	45,810,637	-	45,810,637
Municipal Bonds	-	801,962	-	801,962
U.S. Government Agency Issues	-	1,242,556	-	1,242,556
U.S. Government Notes/Bonds	-	44,572,969	-	44,572,969
U.S. Treasury Bill	-	15,498,152	-	15,498,152
Total Fixed Income Securities	-	205,377,259	-	205,377,259
Exchange-Traded Funds	44,185,255	-	-	44,185,255
Short-Term Investments	15,376,395	-	-	15,376,395
Total Investments in Securities	$59,561,650	$205,377,259	$-	$264,938,909

Other Financial Instruments:
Forward Contracts*	$-	18,383	-	18,383
Futures Contracts*	21,171	-	-	21,171
Total Other Financial Instruments	$21,171	$18,383	$-	$39,554

* Forwards are derivative instruments reflected in the Schedule of Open Forward Foreign Currency Contracts. This amount represents net unrealized appreciation of $18,383.
* Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized appreciation of $30,103 and unrealized depreciation of $8,932.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. During the period there were no transfers between levels for the Fund.

The Fund held no Level 3 securities during the period ended May 31, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2016 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$382,798,501	$-	$-	$382,798,501
Exchange-Traded Funds	45,749,204	-	-	45,749,204
Preferred Stocks	1,776,571	-	-	1,776,571
Real Estate Investment Trusts	7,411,800	-	-	7,411,800
Rights	233	-	-	233
Total Equity	437,736,309	-	-	437,736,309
Short-Term Investments	9,550,506	-	-	9,550,506
Total Investments in Securities	$447,286,815	$-	$-	$447,286,815

The Fund recognizes transfers between levels as of the beginning of the fiscal year. During the period there were no transfers between levels for the Fund.

The Fund held no Level 3 securities during the period ended May 31, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2016 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2016 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$30,103	Assets- Unrealized depreciation*	8,932
Foreign Exchange Contracts - Forward Foreign Currency Contracts	Unrealized appreciation of forward foreign currency contracts	18,383	Unrealized depreciation of forward foreign currency contracts	-
Total		$48,486		$8,932

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts.  Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2015 through May 31, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Purchased Options	Forwards	Total
Interest Rate Contracts	$287,727	$(20,278)	$-	$267,449
Foreign Exchange Contracts	-	-	15,250	15,250
Total	$287,727	$(20,278)	$15,250	$282,699

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Purchased Options	Forwards	Total
Interest Rate Contracts	$(42,362)	$-	$-	$(42,362)
Foreign Exchange Contracts	-	-	18,383	18,383
Total	$(42,362)	$-	$18,383	$(23,979)

Diversified Equity Fund

The Diversified Equity Fund did not hold derivative instruments during the period ended May 31, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)   /s/ John Buckel
John Buckel, President

Date  7/22/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date  7/22/16

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  7/22/16

* Print the name and title of each signing officer under his or her signature.